CAPITAL STOCK	6 Months Ended	12 Months Ended
	Mar. 28, 2014	Sep. 27, 2013
Text Block [Abstract]
CAPITAL STOCK

(8) CAPITAL STOCK:

On December 17, 2013, the Company completed the IPO of 28,000,000 shares of its common stock at a price of $20.00 per share, raising approximately $524.1 million, net of costs directly related to the IPO. GS Capital Partners and J.P. Morgan Partners received approximately $6.5 million and $6.5 million, respectively, of underwriters’ discounts relating to the shares sold by the Company which were included in the costs directly related to the IPO. The Company used the net proceeds to repay borrowings on the senior secured revolving credit facility and a portion of the principal on the senior secured term loan facility (see Note 6). In addition, the Company paid cash bonuses and certain other expenses of approximately $5.0 million related to the IPO, which were included in the Condensed Consolidated Statements of Operations.

Prior to the IPO, pursuant to the Amended and Restated Stockholders Agreement of the Company, upon termination of employment from the Company or one of its subsidiaries, members of the Company’s management (other than Mr. Neubauer) who held shares of common stock could have caused the Company to repurchase all of their initial investment shares (as defined) or shares acquired as a result of the exercise of Installment Stock Purchase Opportunities at appraised fair market value. Generally, payment for shares repurchased could have been, at the Company’s option, in cash or installment notes, which would be effectively subordinated to all indebtedness of the Company. The amount of this potential repurchase obligation had been classified outside of stockholders’ equity. With the completion of the IPO, this provision was terminated. The amount of common stock subject to repurchase as of March 28, 2014 and September 27, 2013 was $0 and $158.7 million, respectively.

During the three months ended March 28, 2014, the Company paid a dividend of approximately $17.3 million to its stockholders. On May 6, 2014, the Company’s Board declared a $0.075 dividend per share of common stock, payable on June 9, 2014, to shareholders of record on the close of business on May 19, 2014.

NOTE 10. CAPITAL STOCK:

Pursuant to the Stockholders Agreement of the Company, upon termination of employment from the Company or one of its subsidiaries, members of the Company’s management (other than Mr. Neubauer) who hold shares of common stock of the Company can cause the Company to repurchase all of their initial investment shares (as defined) or shares acquired as a result of the exercise of Installment Stock Purchase Opportunities at appraised fair market value. Generally, payment for shares repurchased could be, at the Company’s option, in cash or installment notes, which would be effectively subordinated to all indebtedness of ARAMARK Corporation. The amount of this potential repurchase obligation has been classified outside of stockholders’ equity. The amount of common stock subject to repurchase as of September 27, 2013 and September 28, 2012 was $158.7 million and $167.5 million, which is based on approximately 9.4 million and 11.0 million shares of common stock of the Company valued at $16.88 and $15.17 per share, respectively. The fair value of the common stock subject to repurchase is calculated using discounted cash flow techniques and comparable public company trading multiples. Inputs used in the discounted cash flow analysis include the weighted average cost of capital, long-term revenue growth rates, long-term EBIT margins and residual growth rates. Inputs used in the comparable public company trading multiples include the last-twelve-months’ EBITDA multiple, forward EBITDA multiples and control premium. During fiscal 2013 and fiscal 2012, approximately $66.6 million and $67.3 million of common stock of the Company was repurchased, respectively, and has been reflected in the Company’s consolidated financial statements. The Stockholders Agreement, the senior secured credit agreement and the indenture governing the Senior Notes contain limitations on the amount the Company can expend for such share repurchases.